Parent company accounts - Income Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Interest and similar income		£ 11,779	£ 5,672	£ 6,006
Interest and similar expense		(6,381)	(2,599)	(2,846)
Net interest income		5,398	3,073	3,160
Fee and commission income		8,171	8,581	7,417
Fee and commission expense		(2,745)	(1,994)	(1,758)
Net fee and commission income		5,426	6,587	5,659
Net trading income		7,624	5,788	7,076
Net investment income		(323)	(80)	(121)
Other income		69	40	4
Total income		18,194	15,408	15,778
Staff costs		(5,192)	(4,456)	(4,365)
Infrastructure costs		(900)	(1,054)	(816)
Administration and general expenses		(4,879)	(4,375)	(4,202)
Litigation and conduct		(1,427)	(374)	(76)
Total operating expenses		(12,398)	(10,259)	(9,459)
Share of post-tax results of associates and joint ventures		3	4	7
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		1	(12)	126
Profit before Impairment		5,800	5,141	6,452
Credit impairment (charges)/releases		(933)	277	(3,377)
Profit before tax		4,867	5,418	3,075
Taxation		(485)	(830)	(624)
Profit after tax		4,382	4,588	2,451
Attributable to:
Equity holders of the parent		3,650	3,957	1,774
Other equity instrument holders		732	631	677
Total equity holders of the parent		4,382	4,588	2,451
Barclays Bank PLC
Condensed Statement of Income Captions [Line Items]
Interest and similar income		10,576	4,190	4,016
Interest and similar expense		(8,278)	(3,096)	(3,059)
Net interest income		2,298	1,094	957
Fee and commission income	[1]	2,949	2,989	2,825
Fee and commission expense	[1]	(850)	(656)	(936)
Net fee and commission income		2,099	2,333	1,889
Net trading income	[1]	5,791	3,786	4,770
Net investment income		1,623	1,123	574
Other income		32	4	130
Total income		11,843	8,340	8,320
Staff costs		(1,699)	(1,598)	(1,623)
Infrastructure costs		(145)	(409)	(154)
Administration and general expenses		(3,336)	(3,051)	(3,127)
Litigation and conduct		(1,340)	(360)	(60)
Total operating expenses		(6,520)	(5,418)	(4,964)
Impairment of Investments in subsidiaries		(2,533)	(107)	(27)
Share of post-tax results of associates and joint ventures		0	0	2
Profit/(loss) on disposal of subsidiaries, associates and joint ventures		119	94	401
Profit before Impairment		2,909	2,909	3,732
Credit impairment (charges)/releases		(165)	414	(1,577)
Profit before tax		2,744	3,323	2,155
Taxation		40	113	(21)
Profit after tax		2,784	3,436	2,134
Attributable to:
Equity holders of the parent		1,802	2,641	1,305
Other equity instrument holders		982	795	829
Total equity holders of the parent		£ 2,784	£ 3,436	£ 2,134

[1]	From 2022, Barclays Bank PLC has changed its presentation of transfer pricing arrangements to align with the policies being used across rest of the Barclays Group. The change impacts transfer pricing and sales credits earned or paid when affiliate entities act as recipients or payers of such transactions. Transfer pricing and sales credits will be shown within net trading income or fees and commission income depending on the nature of the transaction. Transfer pricing and sales credits previously recognised in fees and commission expense (2021:£2,072m; 2020: £2,241m) have been re-presented, resulting in a reduction in net trading income (2021:£789m; 2020: £1,296m) and fees and commission income (2021:£1,283; 2020: £945m). There is no impact on total income reported.